Loans and advances to customers - Schedule of financial assets that are either past due or impaired, with or without collateral (Details) - Financial instruments credit-impaired € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	€ 12,768
Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	0
Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	6,979
Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	5,789
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	33,731
Gross carrying amount | Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	14,207
Gross carrying amount | Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	9,519
Gross carrying amount | Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	10,005
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(14,088)
Accumulated impairment | Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(8,037)
Accumulated impairment | Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(2,371)
Accumulated impairment | Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ (3,680)